Segment Reporting - Summary of Segment Assets Based on Assets' Respective Locations (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
External Revenues	€ 71,755,303	€ 76,442,505	€ 66,790,840
Operating Expenses	(179,852,945)	(136,503,887)	(133,847,295)
Segment Result	(108,098,000)	(60,062,000)	(67,056,000)
Other Income	804,739	1,644,632	1,119,598
Other Expenses	(626,678)	(689,343)	(1,670,792)
Segment EBIT	(107,920,000)	(59,106,000)	(67,607,000)
Finance Income	2,799,473	417,886	712,397
Finance Expenses	(2,272,369)	(753,588)	(1,894,852)
Income from Reversals of Impairment Losses / (Impairment Losses) on Financial Assets	872,000	(1,035,000)	0
Earnings before Taxes	(106,521,000)	(60,477,000)	(68,790,000)
Income Tax Benefit / (Expenses)	3,506,419	4,304,674	(1,036,365)
Consolidated Net Loss	(103,014,058)	(56,172,121)	(69,826,469)
Current Assets	303,692,806	388,905,295	340,681,000
Non-current Assets	192,746,496	149,858,462	74,717,000
Total Assets	496,439,302	538,763,757	415,398,000
Current Liabilities	61,557,856	45,923,290	47,701,000
Non-current Liabilities	40,179,674	4,467,833	9,026,000
Stockholders' Equity	394,701,772	488,372,634	358,671,039	€ 415,460,165
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	496,439,302	538,763,757	415,398,000
Capital Expenditure	3,662,000	2,466,000	13,150,000
Depreciation and Amortization	3,458,000	3,750,000	4,030,000
Unallocated amounts [member]
Disclosure of operating segments [line items]
External Revenues	0	0	0
Operating Expenses	(25,723,000)	(19,969,000)	(15,835,000)
Segment Result	(25,723,000)	(19,969,000)	(15,835,000)
Other Income	680,000	1,486,000	963,000
Other Expenses	(608,000)	(689,000)	(1,671,000)
Segment EBIT	(25,651,000)	(19,172,000)	(16,543,000)
Current Assets	280,460,000	365,949,000	313,825,000
Non-current Assets	107,967,000	101,530,000	5,569,000
Total Assets	388,427,000	467,479,000	319,394,000
Current Liabilities	22,505,000	12,285,000	10,610,000
Non-current Liabilities	6,633,000	1,019,000	909,000
Stockholders' Equity	394,702,000	488,373,000	358,671,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	423,840,000	501,677,000	370,190,000
Capital Expenditure	207,000	268,000	204,000
Depreciation and Amortization	355,000	418,000	400,000
Proprietary development segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
External Revenues	34,286,000	53,610,000	17,635,000
Operating Expenses	(143,459,000)	(107,019,000)	(99,106,000)
Segment Result	(109,173,000)	(53,409,000)	(81,471,000)
Other Income	125,000	159,000	157,000
Other Expenses	(19,000)	0	0
Segment EBIT	(109,067,000)	(53,250,000)	(81,314,000)
Current Assets	12,155,000	15,842,000	8,802,000
Non-current Assets	72,928,000	42,041,000	60,658,000
Total Assets	85,083,000	57,883,000	69,460,000
Current Liabilities	36,176,000	32,167,000	33,008,000
Non-current Liabilities	27,775,000	3,291,000	7,072,000
Stockholders' Equity	0	0	0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	63,951,000	35,458,000	40,080,000
Capital Expenditure	2,830,000	1,319,000	12,344,000
Depreciation and Amortization	1,718,000	1,903,000	1,555,000
Partnered discovery segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
External Revenues	37,469,000	22,832,000	49,156,000
Operating Expenses	(10,671,000)	(9,516,000)	(18,906,000)
Segment Result	26,798,000	13,316,000	30,250,000
Other Income	0	0	0
Other Expenses	0	0	0
Segment EBIT	26,798,000	13,316,000	30,250,000
Current Assets	11,078,000	7,114,000	18,054,000
Non-current Assets	11,851,000	6,288,000	8,490,000
Total Assets	22,929,000	13,402,000	26,544,000
Current Liabilities	2,877,000	1,471,000	4,083,000
Non-current Liabilities	5,771,000	158,000	1,045,000
Stockholders' Equity	0	0	0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	8,648,000	1,629,000	5,128,000
Capital Expenditure	625,000	879,000	602,000
Depreciation and Amortization	€ 1,385,000	€ 1,429,000	€ 2,075,000